Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories
	2011	2010
	$	$

Short-term:

Metals in process	189	184
Gold on hand (doré/bullion)	94	77
Ore stockpiles	454	324
Uranium oxide and sulfuric acid	24	43
Supplies	296	255
	1,057	883
Less: Materials on the leach pad(1)	(98)	(91)
	959	792
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Long-term:

Metals in process		393	331
Ore stockpiles		31	27
		424	358
Less: Materials on the leach pad(1)		(393)	(331)
		31	27
(1)	Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

The aggregate write-down of inventory to reduce the carrying value to net realizable value for the years ended December 31 were as follows:

	2011	2010	2009
	$	$	$

Inventory write-downs (included in production costs)	4	21	48